Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–99.96%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.96%
Invesco Fundamental Alternatives Fund, Class R6	—	$56,470,899	$—	$(57,147,547)	$(287,369)	$964,017	$—	—	$—
Invesco Global Real Estate Income Fund, Class R6	1.74%	39,778,266	626,980	(6,073,239)	3,605,383	408,849	626,980	4,096,820	38,346,239
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.22%	57,561,657	18,363,571	(4,983,330)	194,344	85,368	—	7,792,299	71,221,610
Invesco Master Event-Linked Bond Fund, Class R6	—	15,354,307	394,289	(13,578,565)	2,060,257	(4,230,288)	377,072	—	—
Total Alternative Funds		169,165,129	19,384,840	(81,782,681)	5,572,615	(2,772,054)	1,004,052		109,567,849
Domestic Equity Funds–31.62%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.04%	163,541,574	11,318,872	(40,458,811)	14,390,729	6,817,218	—	3,873,776	155,609,582
Invesco Main Street Small Cap Fund, Class R6	5.10%	200,028,292	4,415,689	(121,327,518)	(7,145,864)	38,393,131	39,615	5,182,540	112,772,081
Invesco Russell 1000 Dynamic Multifactor ETF(c)	4.90%	127,858,252	1,473,560	(59,909,490)	24,329,042	14,511,139	1,015,017	2,338,283	108,262,503
Invesco S&P 500® Low Volatility ETF	4.91%	114,284,157	4,953,600	(20,456,231)	7,674,062	2,125,864	1,438,976	1,784,705	108,581,452
Invesco S&P 500® Pure Growth ETF(c)	3.91%	115,469,143	—	(45,918,805)	6,613,385	10,404,706	4,362	449,566	86,568,429
Invesco S&P 500® Pure Value ETF(c)	1.98%	—	48,725,747	(5,777,821)	542,232	252,667	412,342	577,006	43,742,825
Invesco S&P SmallCap Low Volatility ETF	3.78%	190,416,805	—	(134,751,766)	(4,547,042)	32,557,042	1,062,200	1,776,163	83,675,039
Total Domestic Equity Funds		911,598,223	70,887,468	(428,600,442)	41,856,544	105,061,767	3,972,512		699,211,911
Fixed Income Funds–36.20%
Invesco 1-30 Laddered Treasury ETF	5.69%	—	135,246,089	(12,874,257)	3,014,837	404,810	788,558	3,465,330	125,791,479
Invesco Core Plus Bond Fund, Class R6	8.07%	342,025,626	18,754,972	(156,753,763)	(18,712,578)	(6,911,431)	3,920,731	15,843,945	178,402,826
Invesco Fundamental High Yield® Corporate Bond ETF(c)	3.54%	—	82,163,578	(4,170,310)	281,359	23,480	1,323,273	4,019,410	78,298,107
Invesco Income Fund, Class R6(d)	2.05%	70,686,423	5,447,240	(32,237,774)	(310,440)	1,741,812	1,380,991	5,681,498	45,281,536
Invesco International Bond Fund, Class R6(d)	2.97%	83,427,711	4,079,250	(13,315,203)	(7,006,196)	324,147	2,757	12,579,534	65,790,964
Invesco Master Loan Fund, Class R6	3.40%	47,743,181	29,425,500	(4,648,107)	3,156,009	(485,898)	2,201,348	4,663,162	75,190,685
Invesco Taxable Municipal Bond ETF	7.44%	151,142,821	30,885,207	(15,283,828)	(2,087,217)	(153,057)	3,156,454	4,998,600	164,503,926
Invesco Variable Rate Investment Grade ETF(d)	3.04%	80,402,701	4,995,452	(18,525,066)	257,035	119,822	430,481	2,677,089	67,235,090
Total Fixed Income Funds		775,428,463	310,997,288	(257,808,308)	(21,407,191)	(4,936,315)	13,204,593		800,494,613
Foreign Equity Funds–26.50%
Invesco Emerging Markets All Cap Fund, Class R6	3.24%	34,762,248	47,092,261	(6,886,273)	(3,380,953)	169,313	—	1,738,711	71,756,596
Invesco Developing Markets Fund, Class R6	4.01%	44,952,427	61,510,208	(13,880,784)	(4,412,376)	457,848	—	1,712,936	88,627,323
Invesco Global Fund, Class R6	7.73%	175,663,810	13,365,748	(40,259,740)	14,841,092	7,230,680	—	1,307,428	170,841,590
Invesco Global Infrastructure Fund, Class R6	1.00%	23,265,598	289,164	(3,860,663)	2,051,451	302,993	289,164	1,810,225	22,048,543
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.96%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Invesco International Select Equity Fund, Class R6(b)	2.80%	$45,749,690	$29,656,578	$(3,482,297)	$(10,311,666)	$252,085	$—	4,589,346	$61,864,390
Invesco International Small-Mid Company Fund, Class R6	2.48%	47,633,263	11,636,792	(10,260,217)	4,992,659	825,496	—	901,925	54,827,993
Invesco RAFI™ Strategic Developed ex-US ETF	1.45%	22,877,239	10,698,052	(3,696,087)	1,968,244	248,735	704,571	1,075,249	32,096,183
Invesco S&P Emerging Markets Low Volatility ETF	1.80%	—	41,183,624	(2,894,380)	1,376,423	69,138	736,313	1,613,059	39,734,805
Invesco S&P International Developed Low Volatility ETF	1.99%	44,841,738	848,514	(2,674,123)	858,072	137,617	998,319	1,436,886	44,011,818
Total Foreign Equity Funds		439,746,013	216,280,941	(87,894,564)	7,982,946	9,693,905	2,728,367		585,809,241
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.25%	4,765,370	162,334,413	(161,624,347)	—	—	866	5,475,436	5,475,436
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.15%	3,499,368	115,953,152	(116,115,892)	111	240	315	3,335,645	3,336,979
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.28%	5,446,137	185,525,044	(184,713,541)	—	—	361	6,257,640	6,257,640
Total Money Market Funds		13,710,875	463,812,609	(462,453,780)	111	240	1,542		15,070,055
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,843,270,298)	99.96%	2,309,648,703	1,081,363,146	(1,318,539,775)	34,005,025	107,047,543	20,911,066		2,210,153,669

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.25%
Invesco Private Government Fund, 0.02%(e)(f)	0.07%	—	16,957,807	(15,296,367)	—	—	33(g)	1,661,440	1,661,440
Invesco Private Prime Fund, 0.11%(e)(f)	0.18%	—	39,547,293	(35,670,598)	—	—	409(g)	3,875,145	3,876,695
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,538,135)	0.25%	—	56,505,100	(50,966,965)	—	—	442		5,538,135
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,848,808,433)	100.21%	$2,309,648,703	$1,137,868,246	$(1,369,506,740)	$34,005,025	$107,047,543(h)(i)	$20,911,508(h)		$2,215,691,804
OTHER ASSETS LESS LIABILITIES	(0.21)%								(4,541,196)
NET ASSETS	100.00%								$2,211,150,608
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$1,591,649

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	December-2021	$9,669,937	$(363,129)	$(363,129)
MSCI Emerging Markets Index	6	December-2021	373,680	(13,674)	(13,674)
Nikkei 225 Index	1	December-2021	264,702	(444)	(444)
S&P/TSX 60 Index	1	December-2021	188,868	(4,678)	(4,678)
SPI 200 Index	1	December-2021	131,812	(2,008)	(2,008)
Stoxx Europe 600 Index	23	December-2021	604,508	(15,143)	(15,143)
Subtotal				(399,076)	(399,076)
Interest Rate Risk
Canada 10 Year Bonds	69	December-2021	7,798,318	(183,586)	(183,586)
EURO-BTP	83	December-2021	14,608,935	(200,939)	(200,939)
Euro Bund	49	December-2021	9,638,838	(150,979)	(150,979)
EURO-OAT	92	December-2021	17,684,992	(298,391)	(298,391)
Japan 10 year Bonds	45	December-2021	61,203,558	(190,036)	(190,036)
Long Gilt	111	December-2021	18,717,612	(554,873)	(554,873)
Subtotal				(1,578,804)	(1,578,804)
Total Futures Contracts				$(1,977,880)	$(1,977,880)

(a)	Futures contracts collateralized by $4,181,495 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,195,083,614	$—	$—	$2,195,083,614
Money Market Funds	15,070,055	5,538,135	—	20,608,190
Total Investments in Securities	2,210,153,669	5,538,135	—	2,215,691,804
Other Investments - Liabilities*
Futures Contracts	(1,977,880)	—	—	(1,977,880)
Total Investments	$2,208,175,789	$5,538,135	$—	$2,213,713,924

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Moderate Investor Fund